TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund
TDAM Short-Term Investment Fund

Supplement dated May 20, 2008
to the Prospectus and Statement of Additional Information (“SAI”)
dated February 28, 2008

The section of the Prospectus entitled “Fund Management” is amended as follows:

The following replaces the table under the subsection entitled “Portfolio Managers”:

Portfolio Manager	Title	Length of Service and Business Experience During Last 5 Years
Geoff Wilson	Portfolio Manager	Since February 2008, Portfolio Manager at TDAM; Since 1996, Managing Director of Portfolio Management at TD Asset Management Inc.

Michael McFadden	Portfolio Manager	Since December 1995, Vice President of Portfolio Management at TDAM

The section of the SAI entitled “INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES - Other Accounts Managed, Portfolio Manager Compensation Structure, Fund Ownership, and Potential Conflicts of Interest” is amended as follows:

The following replaces the subsection entitled “Management of Other Accounts”:

Management of Other Accounts. As of March 25, 2008, the portfolio manager of each Fund was also primarily responsible for the day-to-day management of other accounts, as set forth in the table below.

The table below shows the number of other accounts managed by each portfolio manager and the total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

        The following table provides information relating to other accounts managed by Mr. Wilson:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	0	0	24
Number of Accounts Managed with
Performance-Based Fees	0	0	0
Assets Managed	$0	$0	$32,094,072,811
Assets Managed with Performance-Based Fees	0	0	0

        The following table provides information relating to other accounts managed by Mr. McFadden:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	7	0	0
Number of Accounts Managed with
Performance-Based Fees	0	0	0
Assets Managed	$26,802,063,037	$0	$0
Assets Managed with Performance-Based Fees	0	0	0

Shareholders should retain this Supplement for future reference.